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            [KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP LETTERHEAD]

April 22, 2005

Vincent J. Di Stefano, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20949

Re: Eaton Vance Tax-Managed Buy-Write Income Fund

    File Nos. 333-120666 and 811-21676

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Managed Buy-Write Income Fund (the "Fund") is Pre-Effective Amendment No. 2 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 2"). In connection with this Pre-Effective Amendment No. 2, the Fund is registering 22,500,000 shares of beneficial interest, par value $.01 per share ("Shares"), under the Securities Act of 1933, as amended, pursuant to a registration statement on Form N-2 (File No. 333-120421), as amended ("Registration Statement"), in the amounts set forth under "Amount Being Registered" on the facing page of the Registration Statement.

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on November 11, 2004. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed with the Commission on March 23, 2005 ("Pre-Effective Amendment No. 1"). The remaining responses are addressed in this Pre-Effective Amendment No. 2. In connection with this Pre-Effective Amendment No. 2, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 2:00 p.m. on Monday, April 25, 2005.

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CHANGES FROM INITIAL REGISTRATION STATEMENT IN ADDITION TO COMMENT RESPONSES

      The Fund notes that Pre-Effective Amendment No. 2 contains the following significant changes from the initial Registration Statement in addition to those detailed in the responses to the staff's comments below.

      1. Rampart Investment Management Company, Inc. has been added as an additional sub-adviser to provide advice on and implementation of the Fund's options strategy. Rampart served in a substantially similar capacity in the recent offerings of Eaton Vance Enhanced Equity Income Fund and Eaton Vance Enhanced Equity Income Fund II. The disclosures added concerning Rampart are substantially identical to those made in these prior offerings.

      2. Citigroup Global Markets Inc. will be the lead managing underwriting of the Fund's initial offering. Although the initial Registration Statement did not name a specific lead managing underwriter, the underwriting section in that filing did not contain Citigroup's standard template. Accordingly, this section has been revised to reflect such template. Responses to Comments 28-31 below are made with reference to the revised disclosure. The Fund believes that the same comments are still relevant.

PROSPECTUS

COVER

      COMMENT 1: Please confirm that Eaton Vance will not recoup offering and organization cost reimbursements it makes to the Fund. Please include the reimbursement agreement as an exhibit to the registration statement.

      RESPONSE: Eaton Vance confirms that it will not recoup offering and organization cost reimbursements from the Fund. The expense reimbursement agreement will be filed as Exhibit (k)(5) to Pre-Effective Amendment No. 2.

      COMMENT 2: Please disclose for which investors the Fund would make an appropriate investment.

      RESPONSE: The following disclosure has been added in Pre-Effective Amendment No. 1. This disclosure is substantially similar to that provided in response to an identical staff comment in connection with the recent offering of Eaton Vance Enhanced Equity Income Fund II:

            "EATON VANCE BELIEVES THAT THE FUND MAY BE AN APPROPRIATE FOR INVESTORS SEEKING AN INVESTMENT VEHICLE THAT COMBINES REGULAR DISTRIBUTION OF CURRENT EARNINGS AND THE POTENTIAL FOR CAPITAL APPRECIATION. THE FUND MAY BE PARTICULARLY WELL SUITED FOR TAXPAYING INVESTORS WHO CAN BENEFIT FROM THE MINIMIZATION AND DEFERRAL OF FEDERAL INCOME TAXES THAT THE FUND SEEKS TO PROVIDE."

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      COMMENT 3: Please disclose that the Fund will invest at least 80% of its assets in equity securities of company comprising the BuyWrite Index. Alternatively, explain supplementally how the Fund can have a policy of limiting its portfolio overlap with the S&P 500 to a maximum of 70% and still comply with Rule 35d-1. See Rule 35d-1.

      RESPONSE: As discussed and agreed to via teleconference with Richard Pfordte of the staff, the Fund does not intend the use of the words "BuyWrite" in the name to connote correlation with the CBOE S&P 500 BuyWrite Index and accordingly Rule 35d-1 is not applicable in this regard. As discussed with the staff, although the Fund will use this index as a benchmark for its performance, the Fund is not intended to be an index fund or to otherwise follow an index tracking strategy. In fact, the Adviser believes that the ability to outperform this benchmark will derive in part from the ability to purchase equity securities that do not fully replicate those in the S&P 500. As described in the prospectus, there are also tax advantages to the Fund and its shareholders of maintaining an overlap of less than 70% at all times.

      A number of clarifying changes were made in Pre-Effective Amendment No. 1 in response to the staff's comment on this issue. First, the Fund's name was changed to Eaton Vance Tax-Managed BUY-WRITE Income Fund (emphasis added). As discussed with the staff, the Adviser and the Fund strongly believe that the words "buy-write" have a longstanding and commonly understood generic meaning in the investment industry as a strategy involving the purchase of equities and selling of equity based call options. This generic terminology is commonly used in investment related journalism, literature and reference materials. Its generic use in this regard long antedates the establishment of the BuyWrite Index, which index was only recently established by the CBOE in 2002, and continues through the present. Accordingly, the Fund believes that the name as revised does not implicate Rule 35d-1 with reference to the BuyWrite Index.

      In addition, in Pre-Effective Amendment No. 1, the description of the Fund's investment program has been clarified as follows to indicate that the BuyWrite Index is only a benchmark and that the Fund is not intended to be an index fund (changes shown in italics). Conforming changes have also been made to the equivalent disclosure in the summary and the body of the prospectus:

            "UNDER NORMAL MARKET CONDITIONS, THE FUND'S INVESTMENT PROGRAM WILL CONSIST PRIMARILY OF (1) OWNING A DIVERSIFIED PORTFOLIO OF COMMON STOCKS THAT SEEKS TO EXCEED THE TOTAL RETURN PERFORMANCE OF THE S&P COMPOSITE STOCK PRICE INDEX (THE "S&P 500") AND (2) SELLING S&P 500 CALL OPTIONS ON A CONTINUOUS BASIS ON SUBSTANTIALLY THE FULL VALUE OF ITS HOLDINGS OF COMMON STOCKS. THE FUND WILL USE THE CBOE S&P 500 BUYWRITE INDEX (THE "BXM") AS ITS PERFORMANCE BENCHMARK AND WILL SEEK TO ACHIEVE HIGHER AFTER-TAX RETURNS THAN A PURE REPLICATION OF THE BXM STRATEGY IN PART BY EMPLOYING A NUMBER OF TAX-MANAGEMENT TECHNIQUES AND STRATEGIES. THE BXM IS A PASSIVE STOCK-PLUS-COVERED-CALL INDEX CREATED AND MAINTAINED BY THE CHICAGO BOARD OPTIONS EXCHANGE (THE "CBOE")."

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      Finally, in Pre-Effective Amendment No. 1, the Fund has adopted two new
80% investment policies. The first policy set forth immediately below appears as the first sentence under the cover page heading "Portfolio Contents" and in conforming places in the summary and prospectus:

            "UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL ASSETS ASSETS IN A DIVERSIFIED
            PORTFOLIO OF COMMON STOCKS THAT SEEKS TO EXCEED THE TOTAL RETURN PERFORMANCE OF THE S&P 500."

      The Fund second of these policies set forth immediately below appears as the third sentence of the second paragraph under this heading on the cover page and in conforming places in the summary and prospectus:

            "UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF THE VALUE OF THE FUND'S TOTAL ASSETS WILL BE SUBJECT TO WRITTEN
            INDEX OPTIONS ON A CONTINUOUS BASIS."

      The following statement relating to these policies will also be included in Pre-Effective Amendment No. 1 as the third to last paragraph under the heading "Investment Objectives and Strategies in the summary and as the third to last paragraph under the heading "Investment Objectives, Policies and Risks - Primary Investment Policies - General composition of the Fund" in the body of the prospectus:

            "THE FUND'S POLICIES, UNDER NORMAL MARKET CONDITIONS, THAT THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL ASSETS IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS THAT SEEKS TO EXCEED THE TOTAL RETURN PERFORMANCE OF THE S&P 500 AND THAT AT LEAST 80% OF THE VALUE OF THE FUND'S TOTAL ASSETS WILL BE SUBJECT TO WRITTEN INDEX CALL OPTIONS ON A CONTINUOUS BASIS ARE NON-FUNDAMENTAL POLICIES AND MAY CHANGED BY THE FUND'S BOARD WITHOUT COMMON SHAREHOLDER APPROVAL FOLLOWING THE PROVISION OF 60 DAYS PRIOR WRITTEN NOTICE TO COMMON SHAREHOLDERS."

      COMMENT 4: Please clarify the meaning of "any subset thereof" as used in the paragraph discussing portfolio contents. Also clarify whether the terms "investment performance" and "total return performance" have the same meaning.

      RESPONSE: Supplementally, the use of the words "any subset thereof" means that the Fund will not own all the stocks comprising the S&P 500 within a larger overall portfolio also containing other stocks. Regarding the second part of the staff's comment, "total return performance" and "investment performance" are intended to have the same meaning. Accordingly, all such references have been conformed to "total return performance" in Pre-Effective Amendment No. 1.

      COMMENT 5: Please clarify the meaning of the "current level of the index" as that term is

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      used in the disclosure pertaining to the Fund's option selling strategy.

      RESPONSE: "Current level of the index" means the aggregate quoted price value of the index. If the staff believes, it would be helpful, the Fund will substitute this definition for "current level" in all places where this appears.

      COMMENT 6: Please confirm that the disclosure of the Fund's lack of trading history and attendant risks will appear on the outside front cover page and will be prominent. See Item 1.1 .i of Form N-2.

      RESPONSE: The subject disclosure appears in a prominent place on the outside cover page in Pre-Effective Amendment No. 1 and will remain in such place in Pre-Effective Amendment No. 2

SUMMARY

The Fund

      COMMENT 7: The disclosure states the Fund's investment objective is "current income with the potential for capital appreciation." Why does the disclosure not simply say "current income and capital appreciation?" what are the "gains" referenced in the investment objective?

      RESPONSE: In Pre-Effective Amendment No. 1, this sentence was replaced with the following, which is a verbatim reiteration of the Fund's investment objectives:

            "THE FUND'S PRIMARY INVESTMENT OBJECTIVE IS TO PROVIDE CURRENT INCOME AND GAINS, WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION."

      Regarding the second portion of the staff's comment, the "gains" referenced in the Fund's primary investment objective are the portions of options premiums that are treated as capital gains for federal income tax purposes. A number of recent closed-end funds focusing on option writing based strategies have had similarly formulated objectives. See e.g., Nuveen Equity Premium Income Fund, NFJ Dividend, Interest & Premium Strategy Fund and Madison/Claymore Covered Call Fund.

Investment Objectives and Policies

         COMMENT 8: Please summarize the criteria the Adviser and Sub-Adviser will use to select stocks for the Fund's portfolio.

         RESPONSE: In response to the staff's comment, the Fund notes that the following statement was included in the initial registration statement at the end of the fourth paragraph under the headings "Investment Selection Strategies" in the summary and in the body of the prospectus. The Fund believes that this statement adequately addresses the staff's comment and that additional disclosure is not necessary:

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            "PARAMETRIC WILL CONSIDER A VARIETY OF FACTORS IN
            CONSTRUCTING AND MAINTAINING THE FUND'S STOCK PORTFOLIO, INCLUDING, BUT NOT LIMITED TO, THE OVERLAP BETWEEN STOCK PORTFOLIO HOLDINGS AND THE S&P 500, THE TRACKING ERROR OF THE PORTFOLIO VERSUS THE S&P 500 AND STOCK PERFORMANCE RATINGS AS DETERMINED BY THE ADVISER. THE ADVISER'S EVALUATION OF THE FUTURE PERFORMANCE POTENTIAL OF INDIVIDUAL STOCKS WILL BE ONE AMONG SEVERAL CONSIDERATIONS IN PORTFOLIO CONSTRUCTION AND WILL NOT, ON A STANDALONE BASIS, BE DETERMINATIVE OF PORTFOLIO CONSTRUCTION. THE ADVISER'S STOCK RATINGS WILL BE BASED PRIMARILY ON FUNDAMENTAL RESEARCH."

Investment Strategy

      COMMENT 9: Please explain how the Fund's options strategy will moderate the volatility of the Fund's returns.

      RESPONSE: In response to the staff's comment, in Pre-Effective Amendment No. 1, the following sentence has been added in both the summary and the body of the prospectus immediately following the sentence containing the statement concerning volatility:

            "THE ADVISER BELIEVES THAT THE FUND'S INDEX OPTION STRATEGY WILL MODERATE THE VOLATILITY OF THE FUND'S RETURNS BECAUSE THE OPTION PREMIUMS EARNED WILL HELP TO MITIGATE THE IMPACT OF DOWNWARD PRICE MOVEMENTS IN THE STOCKS HELD BY THE FUND, WHILE THE FUND'S OBLIGATIONS UNDER INDEX CALLS WRITTEN WILL EFFECTIVELY LIMIT THE FUND'S ABILITY TO PARTICIPATE IN UPWARD PRICE MOVEMENTS IN PORTFOLIO STOCKS BEYOND CERTAIN LEVELS."

      COMMENT 10: Please summarize the "straddle rules" referenced in this section of the disclosure.

      RESPONSE: In Pre-Effective Amendment No. 1, the following summary of the "straddle rules" (included in the initial Registration Statement in the tax section) has also been inserted immediately following the mention of these rules in the summary. The same sentence has been added to the parallel paragraph in the investment section in the body of the prospectus:

            "UNDER THE "STRADDLE RULES," "OFFSETTING POSTIONS WITH RESPECT TO PERSONAL PROPERTY" GENERALLY ARE CONSIDERED TO BE STRADDLES. IN GENERAL, INVESTMENT POSITIONS WILL BE OFFSETTING IF THERE IS A SUBSTANTIAL DIMUNITION IN THE RISK OF LOSS FROM HOLDING ONE POSITION BY REASON OF HOLDING ONE OR MORE OTHER POSITIONS. THE FUND EXPECTS THAT THE INDEX CALL OPTIONS IT WRITES WILL NOT BE CONSIDERED STRADDLES BECAUSE THE FUND'S PORTFOLIO OF COMMON STOCKS WILL BE SUFFICIENTLY DISSIMILAR FROM THE COMPONENTS OF THE S&P 500 UNDER APPLICABLE

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            GUIDANCE ESTABLISHED BY THE IRS. UNDER CERTAIN
            CIRCUMSTANCES, HOWEVER, THE FUND MAY ENTER INTO OPTIONS TRANSACTIONS OR CERTAIN OTHER INVESTMENTS THAT MAY
            CONSTITUTE POSITIONS IN A STRADDLE."

      COMMENT 11: Will the Fund invest in small- and mid-cap securities? If so, please disclose this strategy and its associated risks.

      RESPONSE: The Fund may invest in stocks of mid-cap issuers. The following disclosure has been added in Pre-Effective Amendment No. 1 at the end of the third paragraph under the heading "Investment Objectives and Strategies. A conforming change will also be made in the body of the prospectus.

            "THE FUND MAY INVEST A PORTION OF ITS ASSETS IN STOCKS OF MID-CAPITALIZATION COMPANIES. EATON VANCE GENERALLY CONSIDERS MID-CAPITALIZATION COMPANIES TO BE THOSE COMPANIES HAVING MARKET CAPITALIZATIONS WITHIN THE RANGE OF CAPITALIZATIONS FOR THE S&P MIDCAP 400 INDEX ("S&P MIDCAP 400"). AS OF DECEMBER 31, 2004, THE MEDIAN MARKET CAPITALIZATION OF COMPANIES IN THE S&P MIDCAP 400 WAS APPROXIMATELY $2.3 BILLION."

      In addition, in Pre-Effective Amendment No. 1 the following has been added to the risk factors sections as new fifth risk factor in the summary and the body of the prospectus:

            "RISKS OF MID-CAP COMPANIES

            THE FUND MAY MAKE INVESTMENTS IN STOCKS OF COMPANIES WHOSE MARKET CAPITALIZATION IS CONSIDERED MIDDLE SIZED OR "MID-CAP." MID-CAP COMPANIES OFTEN ARE NEWER OR LESS ESTABLISHED COMPANIES THAN LARGER COMPANIES. INVESTMENTS IN MID-CAP COMPANIES CARRY ADDITIONAL RISKS BECAUSE EARNINGS OF THESE COMPANIES TEND TO BE LESS PREDICTABLE; THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS, DISTRIBUTION CHANNELS OR FINANCIAL RESOURCES; AND THE MANAGEMENT OF SUCH COMPANIES MAY BE DEPENDENT UPON ONE OR A FEW KEY PEOPLE. THE MARKET MOVEMENTS OF EQUITY SECURITIES OF MID-CAP COMPANIES MAY BE MORE ABRUPT OR ERRATIC THAN THE MARKET MOVEMENTS OF EQUITY SECURITIES OF LARGER, MORE ESTABLISHED COMPANIES OR THE STOCK MARKET IN GENERAL. HISTORICALLY, MID-CAP COMPANIES HAVE SOMETIMES GONE THROUGH EXTENDED PERIODS WHEN THEY DID NOT PERFORM AS WELL AS LARGER COMPANIES. IN ADDITION, EQUITY SECURITIES OF MID-CAP COMPANIES GENERALLY ARE LESS LIQUID THAN THOSE OF LARGER COMPANIES. THIS MEANS THAT THE FUND COULD HAVE GREATER DIFFICULTY SELLING SUCH SECURITIES AT THE TIME AND PRICE THAT THE FUND WOULD LIKE."

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      COMMENT 12: Since the Fund may invest up to 20% of its total assets in derivative instruments, please summarize the Fund's derivatives strategies in this section of the disclosure. Also disclose that the Fund will invest in derivatives for speculative purposes, and disclose the associated risks.

      RESPONSE: In Pre-Effective Amendment No. 1, in response to the staff's comment the following disclosure from the body of the prospectus has been repeated in the summary at the end of the last paragraph under the heading "Investment Selection Strategies:"

            "IN ADDITION TO WRITING INDEX CALL OPTIONS, THE FUND MAY INVEST UP TO 20% OF ITS TOTAL MANAGED ASSETS IN DERIVATIVE INSTRUMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES (TO GAIN EXPOSURE TO SECURITIES, SECURITIES MARKETS, MARKET INDICES AND/OR CURRENCIES CONSISTENT WITH ITS INVESTMENT OBJECTIVES AND POLICIES), PROVIDED THAT NO MORE THAN 10% OF THE FUND'S TOTAL ASSETS MAY BE INVESTED IN SUCH DERIVATIVE INSTRUMENTS ACQUIRED FOR NON-HEDGING PURPOSES. TO SEEK TO PROTECT AGAINST PRICE DECLINES IN SECURITIES HOLDINGS WITH LARGE ACCUMULATED GAINS, THE FUND MAY USE VARIOUS HEDGING TECHNIQUES (SUCH AS THE PURCHASE AND SALE OF FUTURES CONTRACTS ON STOCKS AND STOCK INDICES AND OPTIONS THEREON, EQUITY SWAPS, COVERED SHORT SALES, FORWARD SALES OF STOCKS AND THE PURCHASE AND SALE OF FORWARD CURRENCY EXCHANGE CONTRACTS AND CURRENCY FUTURES). BY USING THESE TECHNIQUES RATHER THAN SELLING APPRECIATED SECURITIES, THE FUND CAN, WITHIN CERTAIN LIMITATIONS, REDUCE ITS EXPOSURE TO PRICE DECLINES IN THE SECURITIES WITHOUT REALIZING SUBSTANTIAL CAPITAL GAINS UNDER CURRENT TAX LAW. DERIVATIVE INSTRUMENTS MAY ALSO BE USED BY THE FUND TO ENHANCE RETURNS OR AS A SUBSTITUTE FOR THE PURCHASE OR SALE OF SECURITIES. AS A GENERAL MATTER, DIVIDENDS RECEIVED ON HEDGED STOCK POSITIONS ARE CHARACTERIZED AS ORDINARY INCOME AND ARE NOT ELIGIBLE FOR FAVORABLE TAX TREATMENT. DIVIDENDS RECEIVED ON SECURITIES WITH RESPECT TO WHICH THE FUND IS OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO SHORT SALES OR OTHERWISE) WILL BE TREATED AS FULLY TAXABLE ORDINARY INCOME (I.E., INCOME OTHER THAN TAX-ADVANTAGED DIVIDENDS). IN ADDITION, USE OF DERIVATIVES MAY GIVE RISE TO SHORT-TERM CAPITAL GAINS AND OTHER INCOME THAT WOULD NOT QUALIFY FOR FAVORABLE TAX TREATMENT. "

      In addition, the Fund notes that the summary includes under "Special Risk Considerations" a risk factor entitled "Derivatives Risk" describing the risks of investing in derivatives. The Fund respectfully maintains that these disclosures together adequately address the staff's concern and that additional disclosure in the summary would not be consistent with the purpose of a summary given the Fund's relative investment emphasis on such instruments.

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      COMMENT 13: Please disclose the "long-term historical average of stock market returns" referenced in the "moderately rising equity market conditions."

      RESPONSE: The Fund understands the staff's comment and respectfully disagrees that it would be appropriate to provide such quantitative information as a prospectus disclosure. In this regard, the Fund is concerned that if a specific return number is provided investors could conceivably view this as predicting or even promising certain returns for the Fund by reference to such number. Accordingly, the Fund respectfully maintains that it should not be required to include this information.

      COMMENT 14: Please advice us supplementally whether the disclosure indicating the Fund's buy-write strategy" can provide "high current income" is accurate and also consistent with the Fund's investment objective.

      RESPONSE: In response to the staff's comment, the word "high" in this sentence and in the conforming sentence in the body of the prospectus has been deleted.

Distributions

      COMMENT 15: Please disclose that there is no assurance that the Securities and Exchange Commission will grant the Fund's application for an order exempting it from Section 19(b) of the Investment Company Act and Rule 19b-1 thereunder.

      RESPONSE: The following sentence has been added as a new last sentence to this paragraph and to the identical paragraph in the body of the prospectus:

            "THERE IS NO ASSURANCE THAT THE SEC WILL GRANT THE FUND'S REQUEST FOR SUCH EXEMPTIVE ORDER."

Closed-End Structure

      COMMENT 16: This Paragraph is large. To aid comprehension, please use smaller, simpler paragraphs to disclose this information. Also, given the prevalence of exchange-traded funds, please include a discussion of how they differ from closed-end funds.

      RESPONSE: The staff made substantially identical comments in connection with the recent offerings of Eaton Vance Enhanced Equity Income Fund II and Eaton Vance Short Duration Diversified Income Fund. In response to this comment, this disclosure has been edited as follows in Pre-Effective Amendment No. 1. The revised disclosure is the same as that provided in response to the staff's comment in these two other recent offerings.

            "CLOSED-END STRUCTURE

            CLOSED-END FUNDS DIFFER FROM TRADITIONAL, OPEN-END MANAGEMENT INVESTMENT COMPANIES (COMMONLY REFERRED TO AS MUTUAL FUNDS) IN THAT CLOSED-END FUNDS GENERALLY LIST THEIR SHARES FOR TRADING ON A SECURITIES EXCHANGE AND DO NOT REDEEM THEIR SHARES AT THE OPTION OF THE SHAREHOLDER. BY

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            COMPARISON, MUTUAL FUNDS ISSUE SECURITIES THAT ARE
            REDEEMABLE AT NET ASSET VALUE AT THE OPTION OF THE
            SHAREHOLDER AND TYPICALLY ENGAGE IN A CONTINUOUS OFFERING OF THEIR SHARES.

            SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. IN RECOGNITION OF THIS POSSIBILITY AND THAT ANY SUCH DISCOUNT MAY NOT BE IN THE INTEREST OF COMMON SHAREHOLDERS, THE FUND'S BOARD OF TRUSTEES (THE "BOARD"), IN CONSULTATION WITH EATON VANCE, FROM TIME TO TIME MAY REVIEW POSSIBLE ACTIONS TO REDUCE ANY SUCH DISCOUNT. THE BOARD MIGHT CONSIDER OPEN MARKET REPURCHASES OR TENDER OFFERS FOR COMMON SHARES AT NET ASSET VALUE. THERE CAN BE NO ASSURANCE THAT THE BOARD WILL DECIDE TO UNDERTAKE ANY OF THESE ACTIONS OR THAT, IF UNDERTAKEN, SUCH ACTIONS WOULD RESULT IN THE COMMON SHARES TRADING AT A PRICE EQUAL TO OR CLOSE TO NET ASSET VALUE PER COMMON SHARE. THE BOARD MIGHT ALSO CONSIDER THE CONVERSION OF THE FUND TO AN OPEN-END MUTUAL FUND. THE BOARD BELIEVES, HOWEVER, THAT THE CLOSED-END STRUCTURE IS DESIRABLE, GIVEN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES. INVESTORS SHOULD ASSUME, THEREFORE, THAT IT IS HIGHLY UNLIKELY THAT THE BOARD WOULD VOTE TO CONVERT THE FUND TO AN OPEN-END INVESTMENT COMPANY."

      In response to the second part of the staff's comment concerning exchange-traded funds, the Fund has the same response discussed with the staff in connection with the offering of Eaton Vance Enhanced Equity Income Fund II. As in that case, the Fund does not believe that it would be elucidating and could be potentially confusing to include a description of the differences between exchange-traded funds and closed-end funds and is not aware that this has become a prevalent disclosure practice in closed-end fund offerings. We note in this regard, that it is our understanding that existing exchange-traded funds exclusively serve as vehicles for gaining exposure to various securities indices. Accordingly, they would not be a viable alternative to actively managed strategies. Moreover, exchange-traded funds are specialized products that require specific exemptive relief which can take a long period of time to obtain and therefore cannot be offered in ordinary course in the same manner as mutual funds and closed-end funds.

      Anti-Takeover Provisions

      COMMENT 17: Please clarify whether the Fund's Agreement and Declaration of Trust contains any provisions relating to the voting of "control shares."

      RESPONSE: Supplementally, the Fund's Agreement and Declaration of Trust does not contain any provision relating to the voting of "control shares." The only provisions concerning such shares are the supermajority voting provisions regarding certain transactions with such shareholders as described in detail under this heading in the initial Registration Statement.

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Page 11

SUMMARY OF FUND EXPENSES

      COMMENT 18: Change the fee table line item "Expenses borne by the Fund" to "Expenses borne by common shareholders."

      RESPONSE: The requested change has been made in Pre-Effective Amendment No. 1:

      COMMENT 19: Please clarify that only "Other Expenses" are estimated; management fees are not.

      RESPONSE: In Pre-Effective Amendment No. 1, footnote 3 to the fee table applies only to the "Other expenses" line item. This footnote states as follows:
"ESTIMATED EXPENSE BASED ON THE CURRENT FISCAL YEAR." A similar response was made to a similar staff comment in the recent offering of Eaton Vance Short-Duration Diversified Income Fund. The Fund believes that this fully addresses the staff's comment.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

      COMMENT 20: Please include in the prospectus a discussion of the tax law changes that enable the Fund to obtain tax-advantaged dividend income, and discuss all attendant material risk, such as repeal, modification, and re-interpretation of the tax laws. Include an explanation of the sunset provisions of the applicable law. Please summarize this discussion in the prospectus summary.

      RESPONSE: The Fund notes that the following appears as the eighth paragraph under the heading "Investment Selection Strategies" in the summary and as the third paragraph under the sub-heading "Tax-managed investing" under the heading "Primary Investment Policies" in the body of the prospectus. The Fund believes that this addresses the staff's comment concerning providing a description of the applicable tax laws. The italicized language at the end of this paragraph has been added in Pre-Effective Amendment No. 1 to further emphasize the risks referenced in the staff's comment:

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            "IN ADDITION, THE FUND WILL SEEK TO EARN AND DISTRIBUTE
            "QUALIFIED DIVIDEND INCOME." UNDER FEDERAL INCOME TAX LAW ENACTED IN 2003, THE QUALIFIED DIVIDEND INCOME OF INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS IS TAXED AT LONG-TERM CAPITAL GAIN TAX RATES IF CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS ARE MET. QUALIFIED DIVIDENDS ARE DIVIDENDS FROM DOMESTIC CORPORATIONS AND DIVIDENDS FROM FOREIGN CORPORATIONS THAT MEET CERTAIN SPECIFIED CRITERIA. THE FUND GENERALLY CAN PASS THE TAX TREATMENT OF QUALIFIED DIVIDEND INCOME IT RECEIVES THROUGH TO COMMON SHAREHOLDERS. FOR THE FUND TO RECEIVE TAX-ADVANTAGED TREATMENT OF ITS QUALIFIED DIVIDEND INCOME, THE FUND MUST HOLD STOCK PAYING QUALIFIED DIVIDENDS FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD BEGINNING 60 DAYS BEFORE THE EX-DIVIDEND DATE (OR MORE THAN 90 DAYS DURING THE ASSOCIATED 181-DAY PERIOD, IN THE CASE OF CERTAIN PREFERRED STOCKS). IN ADDITION, THE FUND CANNOT BE OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO A SHORT SALE OR OTHERWISE) WITH RESPECT TO POSITIONS IN ANY SECURITY THAT IS SUBSTANTIALLY SIMILAR OR RELATED PROPERTY WITH RESPECT TO SUCH STOCK. SIMILAR PROVISIONS APPLY TO EACH COMMON SHAREHOLDER'S INVESTMENT IN THE FUND. IN ORDER FOR QUALIFIED DIVIDEND INCOME PAID BY THE FUND TO A COMMON SHAREHOLDER TO BE TAXABLE AT LONG-TERM CAPITAL GAINS RATES, THE COMMON SHAREHOLDER MUST HOLD HIS OR HER FUND SHARES FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD SURROUNDING THE EX-DIVIDEND DATE. THE PROVISIONS OF THE CODE APPLICABLE TO QUALIFIED DIVIDEND INCOME ARE EFFECTIVE THROUGH 2008. THEREAFTER, QUALIFIED DIVIDEND INCOME WILL BE SUBJECT TAX AT ORDINARY INCOME RATES UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN. THE FUND'S INVESTMENT PROGRAM AND THE TAX TREATMENT OF FUND DISTRIBUTIONS MAY BE AFFECTED BY IRS INTERPRETATIONS OF THE CODE AND FUTURE CHANGES IN TAX LAWS AND REGULATIONS, INCLUDING CHANGES RESULTING FROM THE "SUNSET" PROVISIONS DESCRIBED ABOVE THAT WOULD HAVE THE EFFECT OF REPEALING THE FAVORABLE TREATMENT OF QUALIFIED DIVIDEND INCOME AND REIMPOSING HIGHER TAX RATES APPLICABLE TO ORDINARY INCOME IN 2009 UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN. "

      In addition to these disclosures, the following disclosure appears as the eleventh paragraph under the heading "Federal Income Tax Matters" in the body of the prospectus. The same additional risk language added to the section referenced immediately above has also been added to this section as shown in italics below:

            "UNDER THE "JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003" (THE "TAX ACT"), CERTAIN DIVIDEND DISTRIBUTIONS PAID BY THE FUND (WHETHER PAID IN CASH OR REINVESTED IN ADDITIONAL COMMON SHARES) TO INDIVIDUAL TAXPAYERS ARE TAXED AT RATES APPLICABLE TO NET LONG-TERM CAPITAL GAINS (15%, OR 5% FOR INDIVIDUALS IN THE 10% OR 15% TAX BRACKETS). THIS TAX TREATMENT APPLIES ONLY IF CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS ARE SATISFIED BY THE COMMON SHAREHOLDER AND THE DIVIDENDS ARE ATTRIBUTABLE TO QUALIFIED DIVIDEND INCOME RECEIVED BY THE FUND ITSELF. FOR THIS PURPOSE, "QUALIFIED DIVIDEND INCOME" MEANS DIVIDENDS RECEIVED BY THE FUND FROM UNITED STATES CORPORATIONS AND "QUALIFIED FOREIGN CORPORATIONS," PROVIDED THAT THE FUND SATISFIES CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS IN RESPECT OF THE STOCK OF SUCH CORPORATIONS. IN ORDER FOR QUALIFIED DIVIDENDS PAID BY THE FUND TO A COMMON SHAREHOLDER TO BE TAXABLE AT LONG-TERM CAPITAL GAINS RATES, THE COMMON SHAREHOLDER MUST HOLD HIS OR HER FUND SHARES FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD SURROUNDING THE EX-DIVIDEND DATE. FOR THE FUND TO RECEIVE TAX-ADVANTAGED DIVIDEND INCOME, THE FUND MUST HOLD STOCK PAYING QUALIFIED DIVIDEND INCOME FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD BEGINNING 60 DAYS BEFORE THE EX-DIVIDEND DATE (OR MORE THAN 90 DAYS DURING THE ASSOCIATED 181-DAY PERIOD, IN THE CASE OF CERTAIN PREFERRED STOCKS). IN ADDITION, THE FUND CANNOT BE OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO A SHORT SALE OR OTHERWISE) WITH RESPECT TO POSITIONS IN ANY SECURITY THAT IS SUBSTANTIALLY SIMILAR OR RELATED PROPERTY WITH RESPECT TO SUCH STOCK. GAINS ON OPTION POSITIONS AND OTHER SHORT-TERM GAINS, INTEREST INCOME AND NON-QUALIFIED DIVIDENDS ARE NOT ELIGIBLE FOR THE LOWER TAX RATE. THE SPECIAL RULES RELATING TO THE TAXATION OF ORDINARY INCOME DIVIDENDS PAID BY THE FUND GENERALLY APPLY TO TAXABLE YEARS BEGINNING BEFORE JANUARY 1, 2009. THEREAFTER, THE FUND'S DISTRIBUTIONS THAT ARE CHARACTERIZED AS DIVIDENDS, OTHER THAN CAPITAL GAIN DISTRIBUTIONS, WILL BE FULLY TAXABLE AT ORDINARY INCOME TAX RATES UNLESS FURTHER CONGRESSIONAL ACTION IS TAKEN. THERE CAN BE NO ASSURANCE AS TO WHAT PORTION OF THE FUND'S DIVIDEND DISTRIBUTIONS WILL QUALIFY FOR FAVORABLE TREATMENT UNDER THE TAX ACT. THE FUND'S INVESTMENT PROGRAM AND THE TAX TREATMENT OF FUND DISTRIBUTIONS MAY BE AFFECTED BY IRS INTERPRETATIONS OF THE CODE AND FUTURE CHANGES IN TAX LAWS AND REGULATIONS, INCLUDING CHANGES RESULTING FROM THE "SUNSET" PROVISIONS DESCRIBED ABOVE THAT WOULD HAVE THE EFFECT OF REPEALING THE FAVORABLE TREATMENT OF QUALIFIED DIVIDEND INCOME

            AND REIMPOSING HIGHER TAX RATES APPLICABLE TO ORDINARY INCOME IN 2009 UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN.

      COMMENT 21: The disclosure indicates the Fund will use a variety of investment techniques. Please include disclosure of the tax effects of using each technique.

      RESPONSE: The Fund notes that the following section entitled "Investment Objectives, Policies and Risks - Primary Investment Policies - Tax-managed investing" appears prominently in the investment discussion in the prospectus. An abbreviated version of this discussion also appears as the last three paragraphs in the summary under the heading "Investment Selection Strategies." The Fund believes that these disclosures appropriate identify each such technique and summarize the applicable tax consequences and are therefore responsive to the staff's comment :

            "TAX-MANAGED INVESTING. TAXES ARE A MAJOR INFLUENCE ON THE NET AFTER-TAX RETURNS THAT INVESTORS RECEIVE ON THEIR TAXABLE INVESTMENTS. THERE ARE FIVE POTENTIAL SOURCES OF RETURNS FOR A COMMON SHAREHOLDER: (1) APPRECIATION OR DEPRECIATION IN THE VALUE OF THE COMMON SHARES; (2) DISTRIBUTIONS OF QUALIFIED DIVIDEND INCOME; (3) DISTRIBUTIONS OF OTHER INVESTMENT INCOME AND NET SHORT-TERM CAPITAL GAINS; (4) DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS (AND LONG-TERM CAPITAL GAINS RETAINED BY THE
            FUND); AND (5) DISTRIBUTIONS OF RETURN OF CAPITAL. THESE DIFFERENT SOURCES OF INVESTMENT RETURNS ARE SUBJECT TO WIDELY VARYING FEDERAL INCOME TAX TREATMENT. DISTRIBUTIONS OF OTHER INVESTMENT INCOME (I.E., NON-QUALIFIED DIVIDEND INCOME) AND NET REALIZED SHORT-TERM GAINS ARE TAXED CURRENTLY AS ORDINARY INCOME, AT RATES AS HIGH AS 35%. DISTRIBUTIONS OF QUALIFIED DIVIDEND INCOME AND NET REALIZED LONG-TERM GAINS (WHETHER DISTRIBUTED OR RETAINED BY THE FUND) ARE TAXED CURRENTLY AT RATES UP TO 15% FOR INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS. GENERALLY, RETURN FROM APPRECIATION AND DEPRECIATION IN THE VALUE OF COMMON SHARES AND DISTRIBUTIONS CHARACTERIZED AS RETURN OF CAPITAL RESULT IN ADJUSTMENT OF A COMMON SHAREHOLDER'S FEDERAL INCOME TAX BASIS IN HIS OR HER COMMON SHAERS AND ACCORDINGLY ARE NOT TAXABLE UNTIL THE COMMON SHAREHOLDER SELLS HIS OR HER COMMON SHARES. UPON SALE, A CAPITAL GAIN OR LOSS EQUAL TO THE DIFFERENCE BETWEEN THE NET PROCEEDS OF SUCH SALE AND THE COMMON SHAREHOLDER'S ADJUSTED TAX BASIS IS REALIZED. CAPITAL GAIN IS CONSIDERED LONG-TERM AND IS TAXED AT RATES UP TO 15% FOR INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS IF THE COMMON SHAREHOLDER HAS HELD HIS OR HER SHARES MORE THAN ONE YEAR. OTHERWISE, CAPITAL GAIN IS CONSIDERED SHORT-TERM AND IS TAXED AT RATES UP TO 35%. THE AFTER-TAX RETURNS

            ACHIEVED BY A COMMON SHAREHOLDER WILL BE SUBSTANTIALLY INFLUENCED BY THE MIX OF DIFFERENT TYPES OF RETURNS
            SUBJECT TO VARYING FEDERAL INCOME TAX TREATMENT.

            IN IMPLEMENTING THE FUND'S INVESTMENT STRATEGY, THE ADVISER AND SUB-ADVISERS INTEND TO EMPLOY A VARIETY OF TECHNIQUES AND STRATEGIES DESIGNED TO SKEW THE MIX OF FUND RETURNS TO THE TYPES OF RETURNS THAT ARE MOST ADVANTAGEOUSLY TAXED, THEREBY SEEKING TO MINIMIZE AND DEFER THE FEDERAL INCOME TAXES INCURRED BY COMMON SHAREHOLDERS IN CONNECTION WITH THEIR INVESTMENT IN THE FUND. SUCH TECHNIQUES AND STRATEGIES ARE EXPECTED TO
            INCLUDE: (1) EMPLOYING A CALL OPTIONS STRATEGY CONSISTING OF SELLING S&P 500 CALL OPTIONS THAT QUALIFY FOR TREATMENT AS "SECTION 1256 CONTRACTS" ON WHICH CAPITAL GAINS AND LOSSES ARE GENERALLY TREATED AS 60% LONG-TERM AND 40% SHORT-TERM, REGARDLESS OF HOLDING PERIOD; (2) LIMITING THE OVERLAP OF THE FUND'S STOCK PORTFOLIO (AND ANY SUBSET THEREOF) VERSUS THE S&P 500 TO LESS THAN 70% SO THAT THE FUND'S STOCK HOLDINGS AND S&P 500 CALL OPTIONS ARE NOT SUBJECT TO THE "STRADDLE RULES;" (3) ENGAGING IN A SYSTEMATIC PROGRAM OF TAX-LOSS HARVESTING IN THE FUND'S STOCK PORTFOLIO, PERIODICALLY SELLING STOCK POSITIONS THAT HAVE DEPRECIATED IN VALUE TO REALIZE CAPITAL LOSSES THAT CAN BE USED TO OFFSET CAPITAL GAINS REALIZED BY THE FUND; AND (4) MANAGING THE SALE OF APPRECIATED STOCK POSITIONS SO AS TO MINIMIZE THE FUND'S NET REALIZED SHORT-TERM CAPITAL GAINS IN EXCESS OF NET REALIZED LONG-TERM CAPITAL LOSSES. WHEN AN APPRECIATED SECURITY IS SOLD, THE FUND INTENDS TO SELECT FOR SALE THE SHARE LOTS RESULTING IN THE MOST FAVORABLE TAX TREATMENT, GENERALLY THOSE WITH HOLDING PERIODS SUFFICIENT TO QUALIFY FOR LONG-TERM CAPITAL GAINS TREATMENT THAT HAVE THE HIGHEST COST BASIS.

            IN ADDITION, THE FUND WILL SEEK TO EARN AND DISTRIBUTE "QUALIFIED DIVIDEND INCOME." UNDER FEDERAL INCOME TAX LAW ENACTED IN 2003, THE QUALIFIED DIVIDEND INCOME OF INDIVIDUALS AND OTHER NONCORPORATE TAXPAYERS IS TAXED AT LONG-TERM CAPITAL GAIN TAX RATES IF CERTAIN HOLDING PERIOD AND OTHER REQUIREMENTS ARE MET. QUALIFIED DIVIDENDS ARE DIVIDENDS FROM DOMESTIC CORPORATIONS AND DIVIDENDS FROM FOREIGN CORPORATIONS THAT MEET CERTAIN SPECIFIED CRITERIA. THE FUND GENERALLY CAN PASS THE TAX TREATMENT OF QUALIFIED DIVIDEND INCOME IT RECEIVES THROUGH TO COMMON SHAREHOLDERS. FOR THE FUND TO RECEIVE TAX-ADVANTAGED TREATMENT OF ITS QUALIFIED DIVIDEND INCOME, THE FUND MUST HOLD STOCK PAYING QUALIFIED DIVIDENDS FOR MORE THAN 60 DAYS DURING THE 121-

            DAY PERIOD BEGINNING 60 DAYS BEFORE THE EX-DIVIDEND DATE (OR MORE THAN 90 DAYS DURING THE ASSOCIATED 181-DAY PERIOD, IN THE CASE OF CERTAIN PREFERRED STOCKS). IN ADDITION, THE FUND CANNOT BE OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO A SHORT SALE OR OTHERWISE) WITH RESPECT TO POSITIONS IN ANY SECURITY THAT IS SUBSTANTIALLY SIMILAR OR RELATED PROPERTY WITH RESPECT TO SUCH STOCK. SIMILAR PROVISIONS APPLY TO EACH COMMON SHAREHOLDER'S INVESTMENT IN THE FUND. IN ORDER FOR QUALIFIED DIVIDEND INCOME PAID BY THE FUND TO A COMMON SHAREHOLDER TO BE TAXABLE AT LONG-TERM CAPITAL GAINS RATES, THE COMMON SHAREHOLDER MUST HOLD HIS OR HER FUND SHARES FOR MORE THAN 60 DAYS DURING THE 121-DAY PERIOD SURROUNDING THE EX-DIVIDEND DATE. THE PROVISIONS OF THE CODE APPLICABLE TO QUALIFIED DIVIDEND INCOME ARE EFFECTIVE THROUGH 2008. THEREAFTER, QUALIFIED DIVIDEND INCOME WILL BE TAXABLE AS ORDINARY INCOME UNLESS FURTHER LEGISLATIVE ACTION IS TAKEN.

            THE FUND MAY SEEK TO ENHANCE THE LEVEL OF TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BY EMPHASIZING HIGHER-YIELDING STOCKS IN ITS STOCK PORTFOLIO AND BY ENGAGING IN DIVIDEND CAPTURE TRADING. IN A DIVIDEND CAPTURE TRADE, THE FUND SELLS A STOCK ON OR SHORTLY AFTER THE STOCK'S EX-DIVIDEND DATE AND USES THE SALE PROCEEDS TO PURCHASE ONE OR MORE OTHER STOCKS THAT ARE EXPECTED TO PAY DIVIDENDS BEFORE THE NEXT DIVIDEND PAYMENT ON THE STOCK BEING SOLD. THROUGH THIS PRACTICE, THE FUND MAY RECEIVE MORE DIVIDEND PAYMENTS OVER A GIVEN TIME PERIOD THAN IF IT HELD A SINGLE STOCK. IN ORDER FOR DIVIDENDS RECEIVED BY THE FUND TO QUALIFY FOR FAVORABLE TAX TREATMENT, THE FUND MUST COMPLY WITH THE HOLDING PERIOD AND OTHER REQUIREMENTS SET FORTH IN THE PRECEDING PARAGRAPH. BY COMPLYING WITH APPLICABLE HOLDING PERIOD AND OTHER REQUIREMENTS WHILE ENGAGING IN DIVIDEND CAPTURE TRADING, THE FUND MAY BE ABLE TO ENHANCE THE LEVEL OF TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BECAUSE IT WILL RECEIVE MORE DIVIDEND PAYMENTS QUALIFYING FOR FAVORABLE TREATMENT DURING THE SAME TIME PERIOD THAN IF IT SIMPLY HELD PORTFOLIO STOCKS. THE USE OF DIVIDEND CAPTURE TRADING STRATEGIES WILL EXPOSE THE FUND TO INCREASED TRADING COSTS AND POTENTIALLY HIGHER SHORT-TERM GAIN OR LOSS.

            TO SEEK TO PROTECT AGAINST PRICE DECLINES IN SECURITIES HOLDINGS WITH LARGE ACCUMULATED GAINS, THE FUND MAY USE VARIOUS HEDGING TECHNIQUES (SUCH AS THE SALE OF FUTURES CONTRACTS ON STOCKS AND STOCK INDICES AND OPTIONS THEREON, EQUITY SWAPS, COVERED SHORT SALES, AND FORWARD SALES OF STOCKS). BY USING THESE TECHNIQUES RATHER THAN SELLING APPRECIATED SECURITIES, THE FUND CAN, WITHIN CERTAIN LIMITATIONS, REDUCE ITS EXPOSURE TO PRICE DECLINES IN THE SECURITIES WITHOUT REALIZING SUBSTANTIAL CAPITAL GAINS UNDER CURRENT TAX LAW. DERIVATIVE INSTRUMENTS MAY ALSO BE USED BY THE FUND TO ENHANCE RETURNS OR AS A SUBSTITUTE FOR THE PURCHASE OR SALE OF SECURITIES. AS A GENERAL MATTER, DIVIDENDS RECEIVED ON HEDGED STOCK POSITIONS ARE CHARACTERIZED AS ORDINARY INCOME AND ARE NOT ELIGIBLE FOR FAVORABLE TAX TREATMENT. DIVIDENDS RECEIVED ON SECURITIES WITH RESPECT TO WHICH THE FUND IS OBLIGATED TO MAKE RELATED PAYMENTS (PURSUANT TO SHORT SALES OR OTHERWISE) WILL BE TREATED AS FULLY TAXABLE ORDINARY INCOME (I.E., INCOME OTHER THAN TAX-ADVANTAGED DIVIDENDS). IN ADDITION, USE OF DERIVATIVES MAY GIVE RISE TO SHORT-TERM CAPITAL GAINS AND OTHER INCOME THAT WOULD NOT QUALIFY FOR FAVORABLE TAX TREATMENT. AS INDICATED ABOVE, IN ADDITION TO WRITING INDEX CALL OPTIONS, THE FUND MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN DERIVATIVE INSTRUMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES (TO GAIN EXPOSURE TO SECURITIES, SECURITIES MARKETS, MARKETS INDICES AND/OR CURRENCIES CONSISTENT WITH ITS INVESTMENT OBJECTIVE AND POLICIES), PROVIDED THAT NO MORE THAN 10% OF THE FUND'S TOTAL ASSETS MAY BE INVESTED IN SUCH DERIVATIVE INSTRUMENTS ACQUIRED FOR NON-HEDGING PURPOSES."

      COMMENT 22: Please explain in plain English how dividend capture trading enhances the level of tax-favored dividend income the Fund receives.

      RESPONSE: In Pre-Effective Amendment No. 1, in response to the staff's comment the following disclosure has been added as a new penultimate sentence (shown below in italics) in the paragraph describing dividend capture trading.

            "THE FUND MAY SEEK TO ENHANCE THE LEVEL OF TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BY EMPHASIZING HIGHER-YIELDING STOCKS IN ITS STOCK PORTFOLIO AND BY ENGAGING IN DIVIDEND CAPTURE TRADING. IN A DIVIDEND CAPTURE TRADE, THE FUND SELLS A STOCK ON OR SHORTLY AFTER THE STOCK'S EX-DIVIDEND DATE AND USED THE SALE PROCEEDS TO PURCHASE ONE OR MORE OTHER STOCKS THAT ARE EXPECTED TO PAY DIVIDENDS BEFORE THE NEXT DIVIDEND PAYMENT ON THE STOCK BEING SOLD. THROUGH THIS PRACTICE, THE FUND MAY RECEIVE MORE DIVIDEND PAYMENTS OVER A GIVEN TIME PERIOD THAN IF IT HELD A SINGLE STOCK. IN ORDER FOR DIVIDENDS RECEIVED BY THE FUND TO QUALIFY FOR FAVORABLE TAX TREATMENT, THE

            FUND MUST COMPLY WITH THE HOLDING PERIOD AND OTHER REQUIREMENTS SET FORTH IN THE PRECEDING PARAGRAPH. BY COMPLYING WITH THE APPLICABLE HOLDING PERIOD AND OTHER REQUIREMENTS WHILE ENGAGING IN DIVIDEND CAPTURE TRADING THE FUND MAY BE ABLE TO ENHANCE THE LEVEL OF TAX-ADVANTAGED DIVIDEND INCOME IT RECEIVES BECAUSE IT WILL RECEIVE MORE DIVDEND PAYMENTS QUALIFYING FOR FAVORABLE TREATMENT DURING THE SAME TIME PERIOD THAN IF IT SIMPLY HELD ALL OF ITS PORTFOLIO STOCKS. THE USE OF DIVIDEND CAPTURE TRADING STRATEGIES WILL EXPOSE THE FUND TO INCREASED TRADING COSTS AND POTENTIALLY HIGHER SHORT-TERM GAIN OR LOSS."

      COMMENT 23: Please disclose the Fund's expected portfolio turnover rate in this section.

      RESPONSE: In Pre-Effective Amendment No. 1, in response to the staff's comment the following disclosure (included in the "Portfolio turnover" section under the heading "Additional Investment Practices" in the initial Registration Statement) has also been added as a new third to last paragraph under the heading "Investment Objectives, Policies and Risks - Primary Investment Policies
- General composition of the Fund."

            "THE FUND EXPECTS TO MAINTAIN HIGH TURNOVER IN INDEX CALL OPTIONS, BASED ON THE ADVISER'S INTENT TO SELL INDEX CALL OPTIONS ON SUBSTANTIALLY THE FULL VALUE OF ITS HOLDINGS OF COMMON STOCKS AND THE FUND'S INITIAL EXPECTATION TO ROLL FORWARD ITS OPTIONS POSITIONS ON A MONTHLY BASIS. FOR ITS STOCK HOLDINGS, THE FUND'S ANNUAL PORTFOLIO TURNOVER RATE IS EXPECTED TO EXCEED THAT OF THE S&P 500 DUE TO TURNOVER IN CONNECTION WITH THE FUND'S TAX LOSS HARVESTING, GAIN MATCHING, DIVIDEND CAPTURE AND OTHER STRATEGIES. ON AN OVERALL BASIS, THE FUND'S ANNUAL TURNOVER RATE MAY EXCEED 100%. A HIGH TURNOVER RATE (100% OR MORE) NECESSARILY INVOLVES GREATER TRADING COSTS TO THE FUND."

      COMMENT 24: Please confirm that the Fund has no intention to use leverage within the first 12 months after this registration statement becomes effective.

      RESPONSE: Supplementally, the Fund confirms that it has no intention to use leverage during the 12 month period after its registration statement becomes effective. The Fund notes in this regard that the prospectus states in several places that the Fund has no current intention of using leverage.

TEMPORARY INVESTMENTS

      COMMENT 25: Please clarify that, under unusual market circumstances, the Fund may invest temporarily in cash or cash equivalents, which may not be in furtherance of the Fund's investment objective.

      RESPONSE: In Pre-Effective Amendment No. 1, in response to the staff's comment the following has been added as a final sentence to the paragraph under the caption "Temporary Investments:"

            "THE FUND'S INVESTMENT IN SUCH TEMPORARY INVESTMENTS UNDER UNUSUAL MARKET CIRCUMSTANCES MAY NOT BE IN FURTHERANCE OF THE FUND'S INVESTMENT OBJECTIVES."

ILLIQUID SECURITIES

      COMMENT 26: Please disclose the likely percentage range of the Fund's investments in illiquid securities.

      RESPONSE: The Fund notes that the staff made a substantially identical comment in connection with the recent offering of Eaton Vance Enhanced Equity Income Fund. As in that case, the Fund directs the staff's attention to the following sentence under the caption "Illiquid securities," the first sentences reads as follows: "THE FUND MAY INVEST UP TO 15% OF ITS TOTAL ASSETS IN SECURITIES FOR WHICH THERE IS NO READILY AVAILABLE TRADING MARKET OR ARE OTHERWISE ILLIQUID." As in the case of Enhanced Equity Income Fund, the Fund believes that this statement adequately addresses the staff's comment. The Fund does not believe it is in a position to accurately predict what more precise amount may be invested in illiquid securities at any particular point in time and is not aware of any requirement under Form N-2 or applicable staff guidance to provide such a precise estimate in addition to a maximum limit on such investments.

      COMMENT 27: The disclosure indicates the Board believes the Fund's closed-end structure is "desirable," yet the Fund may invest up to 15% in illiquid securities and does not intend to leverage. Supplementally advise us why the Fund, which will seemingly invest almost all of its assets in liquid securities, options on liquid securities, and derivatives, is a closed-end fund, rather than an open-end fund. How will investors in the Fund benefit from a closed-end structure if the Fund will not invest a significant amount in illiquid securities and has not intention to leverage.

      RESPONSE: The Fund notes that the staff also made a substantially similar comment in connection with the recent offering of Eaton Vance Enhanced Equity Income Fund. As in that case, the primary reason why investors will benefit from a closed-end structure relates to the nature of the Fund's investment strategy. Eaton Vance believes that unpredictable significant cash flows resulting from ongoing purchases and redemptions that often characterize open-end funds would make effectively implementing the Fund's option writing strategy more difficult. Although an index call option strategy could be implemented in an open-end format, it can more effectively be implemented with a stable and certain asset base on which to predicate call writing activity.

UNDERWRITING

      COMMENT 28: The disclosure indicates the Fund has agreed not to offer, sell or register any additional equity securities, other than common shares, for 180 days after the date of the underwriting agreement without the prior written consent of the Representatives. Please advise us supplementally whether the Fund's board considered this to be in the shareholders' best interest and, if so, why.

      RESPONSE: The Fund notes that the staff has made substantially identical comments in connection with other recent offerings of Eaton Vance closed-end funds. As in those cases, the Fund's board considered this term of the underwriting arrangements in the context of its approval of the entire underwriting agreement. It determined that the overall arrangement was acceptable and in the best interest of the Fund. Although the board did not make a specific finding that the particular term noted was in shareholder's best interest, we note, however, that such provisions are present in nearly all underwriting agreements for closed-end funds. The purpose of such a provision is to protect the interests of shareholders purchasing shares in the initial offering and during the early period of the development of the secondary market for such shares. In particular, this provides some assurance to shareholders purchasing in the initial offering based upon the prospectus that a sufficient period of time will be permitted for a market to develop and mature before the Fund takes an action that potentially could dilute the value of outstanding shares and/or potentially otherwise disrupt the optimal development and functioning of the market for such shares.

      COMMENT 29: Did the Fund's Board consider the fee arrangement between the Adviser and qualifying underwriters when approving the Advisory Agreement? Please indicate what services are provided pursuant to the agreement. Clarify whether the services are for distribution and therefore subject to the NASD sales load cap. Please file the agreement as an exhibit to the registration statement.

      RESPONSE: The Fund notes that his comment is substantially identical that made in connection with the recent offerings of Eaton Vance Enhanced Equity Income Fund. As in that case, the Fund confirms that its Board did consider the fee arrangement between Eaton Vance Management, as the adviser, and the underwriters receiving additional compensation in approving the Advisory Agreement.

      The Fund notes that that this paragraph of the underwriting discussion has been revised as set forth below to conform to the disclosure used by the Fund's lead managing underwriter, Citigroup. The Fund confirms that the additional compensation arrangements are entirely distribution related. The Fund further confirms, consistent with the disclosures set forth below, that the compensation provided pursuant to the additional compensation arrangements (and the structuring arrangement with Citigroup Global Markets Inc.) are subject to the NASD's sales load cap and in that respect will not exceed such cap imposed.

            "THE ADVISER (AND NOT THE FUND) MAY PAY TO CERTAIN
            QUALIFYING UNDERWRITERS WHO MEET SPECIFIED SALES TARGETS ("QUALIFYING UNDERWRITERS") FROM ITS OWN ASSETS AN ANNUAL FEE OF UP TO 0.15% OF THE FUND'S AVERAGE DAILY GROSS
            ASSETS

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            ATTRIBUTABLE TO COMMON SHARES SOLD BY SUCH QUALIFYING
            UNDERWRITERS (INCLUDING A PROPORTIONATE SHARE OF ASSETS THAT MAY IN THE FUTURE BE ACQUIRED USING LEVERAGE). SUCH SALES TARGETS MAY BE WAIVED OR LOWERED WITH RESPECT TO ANY UNDERWRITER IN THE SOLE DISCRETION OF THE ADVISER. THE SUM OF THESE FEES WILL NOT EXCEED [ ]% OF THE TOTAL INITIAL PRICE TO THE PUBLIC OF THE COMMON SHARES OFFERED HEREBY AND WILL BE PAYABLE IN ARREARS AT THE END OF EACH CALENDAR QUARTER DURING THE CONTINUANCE OF THE INVESTMENT ADVISORY AGREEMENT OR OTHER ADVISORY AGREEMENT BETWEEN THE ADVISER AND THE FUND. ADDITIONALLY, THE ADVISER (AND NOT THE FUND) WILL PAY TO CITIGROUP GLOBAL MARKETS INC. FROM ITS OWN ASSETS A STRUCTURING FEE FOR ADVICE RELATING TO THE STRUCTURE AND DESIGN OF THE FUND AND THE ORGANIZATION OF THE FUND AS WELL AS SERVICES RELATED TO THE SALE AND DISTRIBUTION OF THE FUND'S COMMON SHARES IN AN AMOUNT EQUAL TO $[ ], WHICH IS [ ]% OF THE TOTAL INITIAL PRICE TO THE PUBLIC OF THE COMMON SHARES OFFERED HEREBY. THE SUM OF THE NOTED FEES TO BE PAID TO THE QUALIFYING UNDERWRITERS AND CITIGROUP GLOBAL MARKETS INC., THE AMOUNTS PAID BY THE FUND TO REIMBURSE CERTAIN UNDERWRITER AND OTHER EXPENSES AND THE SALES LOAD TO BE PAID BY THE FUND WILL NOT EXCEED 9.00% OF THE TOTAL INITIAL PRICE TO THE PUBLIC OF THE COMMON SHARES OFFERED HEREBY."

      The Structuring Agreement will be filed as Exhibits (k)(4), in Pre-Effective Amendment No. 1, the Additional Compensation Agreements (if any), will be filed as Exhibit (k)(5) in Pre-Effective Amendment No. 2.

      COMMENT 30: Please advise whether the NASD has reviewed and approved the terms of the underwriting agreement.

      RESPONSE: The Fund confirms that the NASD will review the terms of the underwriting agreement and will provide final approval of such agreement prior to effectiveness of the Registration Statement.

      COMMENT 31: Please insert a heading "Additional Compensation to Underwriters" before the paragraph describing the additional compensation agreement between Eaton Vance and certain qualifying underwriters. Also, please clarify that the additional compensation payable to the underwriters, together with all other compensation payable to the underwriters, will not exceed the designated percentage of the aggregate initial offering price of the Common Shares offered. Finally, please include the additional compensation in the table on the front cover of the prospectus.

      RESPONSE: The requested heading will be inserted at the beginning of this paragraph in Pre-Effective Amendment No. 2, if there are any such agreements in place. In regard to the second portion of the staff's comment, the Fund believes that the final sentence of the revised paragraph concerning additional underwriter compensation set forth in response to Comment 28

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above makes clear that all compensation payable to the underwriters is subject to the 9% cap. In response to the final portion of the staff's comment, the Fund notes that such compensation is not payable by the Fund or its common shareholders. Rather it is paid entirely by Eaton Vance. Accordingly, the Fund does not believe that it should or can properly be reflected in a table designed to show offering expenses borne by common shareholders and the net proceeds to the Fund.

STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT RESTRICTIONS

      COMMENT 32: Please advise us supplementally of the difference between a "group of industries" and a "large economic or market sector."

      RESPONSE: Supplementally, the Fund considers a "group of industries" to be industries in distinct but closely related businesses. The Fund considers a "large economic or market sector" to be a broader based segment of the economy than a single group of industries. An economic or market sector in the Fund's view consists of a number of different groups of industries.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      COMMENT 33: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the board of directors approving the investment advisory contract. Please include this information in the disclosure. See Instruction to Item 18.13 of Form N-2.

      RESPONSE: The disclosure in Pre-Effective Amendment No. 1 is substantially identical to the disclosure regarding this issue in the recent offerings of Eaton Vance Enhanced Equity Income Fund II, Eaton Vance Enhanced Equity Income Fund, Eaton Vance Tax-Advantaged Global Dividend Income Fund, Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund and Eaton Vance Floating-Rate Income Trust. That disclosure was significantly expanded in response to an identical staff comment for Eaton Vance Senior Floating-Rate Trust, another recent offering. The staff there indicated that it was satisfied with the revised disclosure. Accordingly, the Fund believes that this disclosure fully addresses the staff's comment and disagrees that Item 18.13 of Form N-2 requires additional disclosure. The Fund notes that certain additional disclosures were made upon request of the staff in connection with the recent offering of Eaton Vance Short-Duration Diversified Income Fund. However, the Fund maintains that such disclosures were uniquely appropriate in that case because of the highly unusual nature of the management fee paid by that fund.

CLOSING

INCOMPLETENESS OF FILING

      COMMENT 34: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments. Please note that comments we give in one section apply to other sections

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in the filing that contain the same or similar disclosure.

      RESPONSE: The Fund understands this comment. All responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

APPLICATION FOR EXEMPTIVE ORDER

      COMMENT 35: Please advise us if you have submitted or expect to submit an exemption application or no-action request in connection with your registration statement.

      RESPONSE: In September of 2003, Eaton Vance Qualified Dividend Income Fund filed an application for an exemptive order that would permit it and other thereinafter created Eaton Vance closed-end funds to include long-term capital gains in distributions to shareholders more frequently than otherwise permitted by Section 19(b) of the Investment Company Act of 1940 and the rules thereunder. The Fund may rely on such exemptive relief if granted and it is expected that the exemptive application will soon be amended to add the Fund and other subsequently created Eaton Vance closed-end funds as parties. The Fund will not engage in such a distribution policy prior to obtaining the requisite exemptive relief and such relief is not necessary for the Fund to conduct its operations as contemplated by the Registration Statement.

RELIANCE ON RULE 430A

      COMMENT 36: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

      RESPONSE: The Fund has only omitted certain pricing information from Pre-Effective Amendment No. 2. This includes the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information has been omitted, as it was not known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

DECLARATION OF EFFECTIVENESS

      In connection with the Fund's and the underwriter's request for acceleration of effectiveness of the Registration Statement included in this Pre-Effective Amendment No. 2, the Fund will acknowledge in such request that:

1. Should the Commission or the staff acting pursuant to delegated authority declare the registration statement effective, such action does not foreclose any action by the Commission with respect to the filing;

2. The action of the Commission or the staff acting pursuant to delegated authority in declaring the filing effective does not relieve the Fund of responsibility for the adequacy and accuracy of the disclosure in the filing; and

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3. The Fund will not assert the staff's acceleration of effectiveness of the filing as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.

      Furthermore, the Fund is aware that the Division of Enforcement has access to all information provided to the staff of the Division of Investment Management in connection with its review of and the Fund's comments on this and other filings made with respect to the Registration Statement.

STATEMENT OF ASSETS AND LIABILITIES:  NOTES TO FINANCIAL STATEMENTS

      COMMENT: Note 1, third paragraph is confusing, please revise to detail total estimated offering costs and amounts the Fund and the adviser will pay.

      RESPONSE: The requested change has been made and the third paragraph of
Note 1 reads as follows:

            EATON VANCE MANAGEMENT, OR AN AFFILIATE, HAS AGREED TO PAY ALL OFFERING COSTS (OTHER THAN SALES LOADS) THAT EXCEED $0.04 PER COMMON SHARE. THE TOTAL ESTIMATED FUND OFFERING COSTS ARE $609,950, OF WHICH THE FUND WOULD PAY $500,000 AND EATON VANCE MANAGEMENT WOULD PAY $109,950 BASED ON SUCH ESTIMATE. THE TOTAL ESTIMATED FUND OFFERING COSTS INCLUDES THE $.005 PER COMMON SHARE THE FUND HAS AGREED TO PAY THE UNDERWRITERS AS PARTIAL REIMBURSEMENT OF EXPENSES INCURRED IN CONNECTION WITH THE OFFERING.

                               * * * * *

      As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3246. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163.

                                         Sincerely,

                                         /s/Clair E. Pagnano
                                         -----------------------
                                         Clair E. Pagnano

Enclosures

cc: Richard Pfordte
       Securities and Exchange Commission, Division of Investment Management

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    Frederick S. Marius
       Eaton Vance Management
    Mark P. Goshko
       Kirkpatrick & Lockhart Nicholson Graham LLP
    Sarah E. Cogan
       Simpson Thacher & Bartlett LLP
    David Wohl
       Simpson Thacher & Bartlett LLP
    Ingrid Fuquen
       Simpson Thacher & Bartlett LLP